PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Parent Company Condensed Statements of Comprehensive Loss (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Fair value changes of liabilities due to instrument-specific credit risk, income taxes	$ 0	$ 0	$ 0
Foreign currency translation adjustment, income taxes	0	0	0
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Fair value changes of liabilities due to instrument-specific credit risk, income taxes	0	0	0
Foreign currency translation adjustment, income taxes	$ 0	$ 0	$ 0